As filed with the Securities and Exchange Commission on November 1, 2002
                                                      Registration Nos. 33-47507
                                                                        811-6652
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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     |X|

                           Pre-Effective Amendment No.                 |_|

                         Post-Effective Amendment No. 21               |X|

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

                                Amendment No. 23                       |X|

                         -------------------------------

                          JULIUS BAER INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                  330 Madison Avenue, New York, New York 10017
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 (212) 297-3600

                                Michael K. Quain
                                    President
               c/o Bank Julius Baer & Co. Ltd., (New York Branch)
                               330 Madison Avenue
                            New York, New York 10017
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

|_| immediately  upon filing pursuant to paragraph (b)
|X| on November 8, 2002  pursuant to paragraph  (b)
|_| 60 days after  filing  pursuant  to  paragraph  (a)(1)
|_| on (date)  pursuant  to  paragraph  (a)(1)
|_| 75 days  after  filing  pursuant  to paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:

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


This Post-Effective Amendment No. 21 to the Registration Statement of Julius Baer Investment Funds is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 18 which was filed pursuant to Rule 485(a)(2) on August 16, 2002.

Part A    INFORMATION REQUIRED IN PROSPECTUS

The Prospectus is being incorporated by reference to Post-Effective Amendment No. 18.

Part B    INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

The statement of Additional Information is being incorporated by reference to Post-Effective Amendment No. 18.



PART C          OTHER INFORMATION

Item 23.        Exhibits
        (a)       Registrant's Master Trust Agreement dated April 30, 1992, is incorporated by reference to Post-Effective
        Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (a1)      Amendment No. 1 to Master Trust Agreement dated June 22, 1992, is incorporated by reference to Post-Effective
        Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (a2)      Amendment No. 2 to Master Trust Agreement dated September 16, 1993, is incorporated by reference to
        Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (a3)      Amendment No. 3 to Master Trust Agreement dated January 26, 1995, is incorporated by reference to Post-Effective
        Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (a4)      Amendment No. 4 to Master Trust Agreement dated July 1, 1998, is incorporated by reference to Post-Effective
        Amendment No. 11 as filed with the SEC via Edgar on December 30, 1998.

        (b)       Amended and Restated By-Laws dated March 11, 1998, is incorporated by reference to Post-Effective Amendment
        No. 11 as filed with the SEC via EDGAR on December 30, 1998.

        (c)       Not applicable.

        (d)       Investment Advisory Agreement between the Registrant and Julius Baer Investment Management Inc., on behalf of
        Julius Baer Global Income Fund dated January 1, 2001, is incorporated by reference to Post-Effective Amendment No. 16 as filed with the SEC via EDGAR on February 27, 2001.

        (d1)      Investment Advisory Agreement between the Registrant and Julius Baer Investment Management Inc., on behalf of
        Julius Baer International Equity Fund dated January 1, 2001, is incorporated by reference to Post-Effective Amendment No.
        16 as filed with the SEC via EDGAR on February 27, 2001.

        (d2)      Form of Investment Advisory Agreement between the Registrant and Julius Baer Investment Management Inc., on
        behalf of Julius Baer Global High Yield Fund is incorporated by reference to Post-Effective Amendment No. 18 as filed with the SEC via EDGAR on August 16, 2002.

        (d3)      Form of Investment Advisory Agreement between the Registrant and Julius Baer Investment Management Inc., on
        behalf of Julius Baer Global Opportunistic Equity Fund is incorporated by reference to Post-Effective Amendment No. 18 as filed with the SEC via EDGAR on August 16, 2002.

        (e)       Distribution Agreement between the Registrant and Unified Management Corporation on behalf of the Julius Baer
        Global Income Fund and the Julius Baer International Equity Fund dated December 9, 1998, is incorporated by reference to
        Post-Effective Amendment No. 11 as filed with the SEC via EDGAR on December 30, 1998.

        (e1)      Form of Distribution Agreement between the Registrant and Unified Management Corporation,  on behalf of the Julius
         Baer Global  High Yield Fund and the Julius  Baer Global  Opportunistic Equity Fund is to be filed by Amendment.

        (f)       Not applicable.

        (g)       Custodian Agreement between the Registrant and Investors Bank & Trust Company dated  December 28, 1999 is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on January 31, 2000.

        (h)       Transfer Agent Agreement between the Registrant and Unified  Advisers,  Inc. dated March 28, 1994, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (h1)      Administration Agreement between the Registrant and Investors Bank & Trust Company dated  December 28, 1999 is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on January 31, 2000.

        (h2)      Form of Amendment to Administration Agreement between the Registrant and Investors Bank & Trust is to be filed by
        Amendment.


        (h3)      New Account Application with Unified Advisers, Inc. is incorporated by reference to Post-Effective Amendment No.
        10 as filed with the SEC via EDGAR on July 10, 1998.

        (h4)      Automatic Investment Plan Application is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (h5)      Form of Dealer Agreement is incorporated by reference to Post-Effective Amendment No. 11 as filed with the SEC via EDGAR on December 30, 1998.

        (i)       Opinion and Consent of Counsel is to be filed by Amendment.

        (j)       Not applicable.

        (k)       Not applicable.

        (l)       Purchase  Agreement between the Registrant and Funds  Distributor,  Inc. on behalf of BJB Global Income Fund dated
        June 18, 1992, is incorporated by reference to  Post-Effective  Amendment No. 10 as filed with the SEC via EDGAR on July 10,
        1998.

        (m)       Distribution  Plan on behalf of BJB Global Income Fund and BJB  International  Equity Fund, dated October 4, 1993, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (m1)      Shareholder Services Plan on behalf of BJB Global Income Fund and BJB International Equity Fund, dated October 4,
        1993, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (m2)      Form of Shareholder Services Plan on behalf of BJB Global High Yield Fund and BJB Global Opportunitic Equity
        Fund is incorporated by reference to Post-Effective Amendment No. 18 as filed with the SEC via EDGAR on August 16, 2002.

        (m3)      Co-Administration Agreement between the Registrant and Bank Julius Baer & Co., Ltd., New York Branch on behalf of
        Julius Baer Global High Yield Fund is incorporated by reference to Post-Effective Amendment No. 18 as filed with the SEC via
        EDGAR on August 16, 2002.

        (m4)      Co-Administration Agreement between the Registrant and Bank Julius Baer & Co., Ltd., New York Branch on behalf of
        Julius Baer Global Opportunitic Equity Fund is incorporated by reference to Post-Effective Amendment No. 18 as filed with the SEC via EDGAR on August 16, 2002.

        (m5)      Form of Co-Administration Agreement between the Registrant and Bank Julius Baer & Co., Ltd., New York Branch on
        behalf of Julius Baer Global Income Fund is incorporated by reference to Post-Effective Amendment No. 18 as filed with the SEC via EDGAR on August 16, 2002.

        (m6)      Form of Co-Administration Agreement between the Registrant and Bank Julius Baer & Co., Ltd., New York Branch on
        behalf of Julius Baer  International  Equity Fund is incorporated by reference to  Post-Effective  Amendment No. 18 as filed with the SEC via EDGAR on August 16, 2002.

        (m7)      Form of Shareholder Servicing Agreement between the Registrant and Julius Baer Investment Management, Inc. on
        behalf of BJB Global High Yield Fund is incorporated by reference to Post-Effective Amendment No. 18 as filed with the SEC via EDGAR on August 16, 2002.

        (m8)      Form of Shareholder Servicing Agreement between the Registrant and Julius Baer Investment Management, Inc. on
        behalf of BJB Global Opportunistic Equity Fund is incorporated by reference to Post-Effective Amendment No. 18 as filed with the SEC via EDGAR on August 16, 2002.

        (n)       Not applicable.

        (o)       Multiclass Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 for BJB Investment Funds dated
        December 14, 1995, is incorporated by reference to Post- Effective Amendment No. 6 as filed with the SEC via EDGAR on
        December 29, 1995.

        (o1)      Amended Multi-Class Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 for Julius Baer
        Investment Funds, dated September 15, 1999, is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on January 31, 2000.

       (p)        Powers of Attorney by each of the Trustees of Julius Baer Investment Funds dated December 2, 1998, are incorporated by reference to Post-Effective Amendment No. 13 as filed with the SEC via EDGAR on September 16, 1999.

        (p1)      Power of Attorney by Bernard Spilko, Trustee of Julius Baer Investment Funds, dated December 6, 2000, is incorporated by reference to Post-Effective Amendment No. 16 as filed with the SEC via EDGAR on February 27, 2001.

        (q)       Code of Ethics of Julius Baer Investment Funds and Julius Baer Investment Management Inc. is incorporated by reference to Post-Effective Amendment No. 16 as filed with the SEC via EDGAR on February 27, 2001.

Item 24.   Persons Controlled by or Under Common Control with Registrant

           None


Item 25.   Indemnification

The Trust is a Massachusetts business trust. As a Massachusetts business trust, the Trust's operations are governed by a Master Trust Agreement (Declaration of Trust). The Declaration of Trust provides that persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Sub-Trust with which such person dealt for the payment of such credit, contract or claim and that neither the shareholders of any Sub-Trust nor the Trustees nor any of the officers, employees or agents of the Trust, nor any other Sub-Trust of the Trust shall be personally liable for such credit, contract or claim. The Trust indemnifies each of the Trustees and officers and other persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, against all liabilities and expenses incurred in connection with the defense or disposition of any action, suit or other proceeding before any court or administrative or legislative body in which such person may be involved as a party or with which such person may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter in which such person did not act in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. The Declaration of Trust further provides that a Trustee shall not be liable for errors of judgment or mistakes of fact or law, for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, shareholder servicing or accounting agent of the Trust, or for any act or omission of any other Trustee. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of the Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for railing to follow such advice. The Trustees, when acting in good faith in discharging their duties, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees. However, nothing in the Declaration of Trust protects any Trustee or officer against any liability to the Trust or its shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.



Item 26.   Business and Other Connections of Investment Adviser and Servicing
           Agent

The list required by this Item 26 of Directors and Officers of the Adviser are incorporated by reference to Schedules A and D to the Adviser's Form ADV filed pursuant to the Investment Adviser's Act of 1940 (Sec File No: 18766).

Item 27. Principal Underwriter.

(a)  Unified  Financial  Services,   Inc.  (the  "Unified")  acts  as  principal
     underwriter for the Registrant. Additionally, Unified is the as principal underwriter for the following investment companies:
     Firstar Select Funds
     Industry Leaders Fund
     Labrador Mutual Fund
     The Milestone Funds
     Regional Opportunity Fund
     Securities Management & Timing Funds
     Sparrow Growth Funds
     The Unified Funds

Unified Financial Services, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Unified Financial Services, Inc. is located at 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806.

(b) The following is a list of the executive officers, directors and partners of Unified Financial Services, Inc.


       Name and Principal               Positions and Offices with       Positions and Officers
       Business Address                 Principal Underwriter            With Fund
       ------------------              ----------------------------     ----------------------
Lynn E. Wood                     Director, Chairman and Chief            None
431 North Pennsylvania Street    Compliance Officer
Indianapolis, IN 46204

Stephen D. Highsmith, Jr.        President, Chief Executive Officer      None
431 North Pennsylvania Street    and Secretary
Indianapolis, IN 46204

Thomas G. Napurano               Executive Vice President and Chief      None
431 North Pennsylvania Street    Financial Officer
Indianapolis, IN 46204

Amy L. Monroe                    Director, Assistant Vice President      None
431 North Pennsylvania Street    and Assistant Secretary
Indianapolis, IN 46204



         (c) Not applicable

Item  28.        Location of Accounts and Records

           (1)  Julius Baer Investment Funds
                c/o Bank Julius Baer & Co., Ltd., New York Branch
                330 Madison Avenue
                New York, New York  10017

           (2)  Investors Bank & Trust Company
                200 Clarendon Street
                Boston, Massachusetts 02116
                (records relating to its functions as
                administrator and custodian)

           (3)  Unified Financial Services, Inc.
                431 North Pennsylvania Street
                Indianapolis, Indiana 46204-1806
                (records relating to its functions as
                distributor)

           (4)  Unified Fund Securities, Inc.
                431 North Pennsylvania Street
                Indianapolis, Indiana 46204-1897
                (records relating to its functions as transfer agent)

           (5)  Bank Julius Baer & Co., Ltd., New York Branch
                330 Madison Avenue
                New York, New York 10017
                (records relating to its functions as investment adviser prior to December 31, 2000 and records relating to its functions as co-administrator)

           (6)  Julius Baer Investment Management Inc.
                330 Madison Avenue
                New York, New York 10017
                (records relating to its functions as investment adviser as of January 1, 2001)

Item      29.   Management Services

                Not applicable.

Item      30.   Undertakings

                Not applicable.